ACQUISITION OF MINERA KOLPA (Narrative) (Details) - Minera Kolpa [Member] $ in Millions	1 Months Ended
Apr. 30, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration	$ 134.3
Description of contingent consideration	The contingent paym
Discount rate used in the fair value measurement	15.80%